Employee Benefit Plan - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Aurora Four Hundred And One k Plan [Member]
Defined contribution plan, Employer discretionary contribution amount	$ 0	$ 0	$ 0	$ 100